Costs of sales (Tables)	6 Months Ended
Jun. 30, 2020
Costs of sales
Schedule of Costs of sales

	For the three months ended		For the six months ended
	June 30,		June 30,
	2020	2019	2020	2019
Costs of stream sales	$26.2	$25.0	$67.0	$55.4
Mineral production taxes	0.8	0.6	1.5	1.2
Mining costs of sales	$27.0	$25.6	$68.5	$56.6
Energy costs of sales	1.0	1.8	3.1	3.2
	$28.0	$27.4	$71.6	$59.8